UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	October 13, 2011
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  75 DATA RECORDS

Form 13F Information Table Value Total:  117580 (thousands)

List of Other Included Managers:  NONE



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108      572          7325 SH       Sole                                  7325
AGILENT TECHNOLOGIES INC       COM              00846U101     1209         38700 SH       Sole                                 38700
ALTERA CORP                    COM              021441100     1078         34200 SH       Sole                                 34200
ALTRIA GROUP INC               COM              02209S103      566         21096 SH       Sole                                 21096
AMERICAN WTR WKS CO INC NEW    COM              030420103      360         11913 SH       Sole                                 11913
AMERIPRISE FINL INC            COM              03076C106      499         12667 SH       Sole                                 12667
AMERISOURCEBERGEN CORP         COM              03073E105     1685         45211 SH       Sole                                 45211
APACHE CORP                    COM              037411105      371          4619 SH       Sole                                  4619
APPLE INC                      COM              037833100     5940         15577 SH       Sole                                 15577
ARROW ELECTRS INC              COM              042735100      283         10203 SH       Sole                                 10203
ATMEL CORP                     COM              049513104     2715        336449 SH       Sole                                336449
BANK OF THE OZARKS INC         COM              063904106      379         18086 SH       Sole                                 18086
CATERPILLAR INC DEL            COM              149123101     2602         35233 SH       Sole                                 35233
CB RICHARD ELLIS GROUP INC     CL A             12497T101     1348        100122 SH       Sole                                100122
CBS CORP NEW                   CL B             124857202     2604        127772 SH       Sole                                127772
CELGENE CORP                   COM              151020104     1071         17300 SH       Sole                                 17300
CERADYNE INC                   COM              156710105      271         10074 SH       Sole                                 10074
CERNER CORP                    COM              156782104     1089         15900 SH       Sole                                 15900
CF INDS HLDGS INC              COM              125269100     2098         17000 SH       Sole                                 17000
CLIFFS NATURAL RESOURCES INC   COM              18683K101     1146         22390 SH       Sole                                 22390
COACH INC                      COM              189754104     3479         67115 SH       Sole                                 67115
COCA COLA CO                   COM              191216100     2311         34200 SH       Sole                                 34200
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3172         50596 SH       Sole                                 50596
COLGATE PALMOLIVE CO           COM              194162103     2040         23000 SH       Sole                                 23000
COMPLETE PRODUCTION SERVICES   COM              20453E109     1977        104869 SH       Sole                                104869
COOPER COS INC                 COM NEW          216648402     3277         41398 SH       Sole                                 41398
CORN PRODS INTL INC            COM              219023108      283          7218 SH       Sole                                  7218
CRANE CO                       COM              224399105      358         10020 SH       Sole                                 10020
CSX CORP                       COM              126408103     2666        142799 SH       Sole                                142799
CUMMINS INC                    COM              231021106     2599         31828 SH       Sole                                 31828
DISCOVER FINL SVCS             COM              254709108      968         42190 SH       Sole                                 42190
E M C CORP MASS                COM              268648102     1213         57812 SH       Sole                                 57812
EASTMAN CHEM CO                COM              277432100      465          6780 SH       Sole                                  6780
EBAY INC                       COM              278642103     1274         43187 SH       Sole                                 43187
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1183         38847 SH       Sole                                 38847
GARDNER DENVER                 COM              365558105     2002         31500 SH       Sole                                 31500
GENERAL ELECTRIC CO            COM              369604103     1268         83301 SH       Sole                                 83301
GOODRICH CORP                  COM              382388106      416          3449 SH       Sole                                  3449
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1291         13890 SH       Sole                                 13890
HALLIBURTON CO                 COM              406216101     1649         54020 SH       Sole                                 54020
HANSEN NAT CORP                COM              411310105     2910         33336 SH       Sole                                 33336
HARTFORD FINL SVCS GROUP INC   COM              416515104      243         15067 SH       Sole                                 15067
HEALTHSPRING INC               COM              42224N101     2672         73286 SH       Sole                                 73286
HOLLYFRONTIER CORP             COM              436106108     2231         85093 SH       Sole                                 85093
HONEYWELL INTL INC             COM              438516106      371          8448 SH       Sole                                  8448
INTERNATIONAL BUSINESS MACHS   COM              459200101     1810         10350 SH       Sole                                 10350
IPG PHOTONICS CORP             COM              44980X109     1928         44376 SH       Sole                                 44376
ITC HLDGS CP                   COM              465685105      976         12600 SH       Sole                                 12600
KBR INC                        COM              48242W106     1073         45396 SH       Sole                                 45396
LIMITED BRANDS INC             COM              532716107      408         10589 SH       Sole                                 10589
LUFKIN INDS INC                COM              549764108     2168         40735 SH       Sole                                 40735
MASTERCARD INC                 CL A             57636Q104     2636          8310 SH       Sole                                  8310
METROPCS COMMUNICATIONS INC    COM              591708102      221         25345 SH       Sole                                 25345
MICROSOFT CORP                 COM              594918104     1185         47600 SH       Sole                                 47600
NATIONAL OILWELL VARCO INC     COM              637071101     1725         33678 SH       Sole                                 33678
NETFLIX INC                    COM              64110L106      295          2602 SH       Sole                                  2602
NOVELLUS SYS INC               COM              670008101     1033         37912 SH       Sole                                 37912
OIL STS INTL INC               COM              678026105     1400         27500 SH       Sole                                 27500
ORACLE CORP                    COM              68389X105     2759         95990 SH       Sole                                 95990
PARKER HANNIFIN CORP           COM              701094104      521          8253 SH       Sole                                  8253
PERRIGO CO                     COM              714290103     3521         36253 SH       Sole                                 36253
PRICELINE COM INC              COM NEW          741503403     3959          8809 SH       Sole                                  8809
QUALCOMM INC                   COM              747525103     1703         35020 SH       Sole                                 35020
ROPER INDS INC NEW             COM              776696106     2191         31800 SH       Sole                                 31800
SXC HEALTH SOLUTIONS CORP      COM              78505P100     1808         32468 SH       Sole                                 32468
TEMPUR PEDIC INTL INC          COM              88023U101     2834         53869 SH       Sole                                 53869
TERADYNE INC                   COM              880770102      374         33940 SH       Sole                                 33940
TIFFANY & CO NEW               COM              886547108     1816         29860 SH       Sole                                 29860
TJX COS INC NEW                COM              872540109     1459         26300 SH       Sole                                 26300
TRANSDIGM GROUP INC            COM              893641100     1878         23000 SH       Sole                                 23000
UNITEDHEALTH GROUP INC         COM              91324P102     1510         32743 SH       Sole                                 32743
VALEANT PHARMACEUTICALS INTL   COM              91911K102      862         23209 SH       Sole                                 23209
WALTER ENERGY INC              COM              93317Q105      310          5170 SH       Sole                                  5170
WATERS CORP                    COM              941848103      366          4850 SH       Sole                                  4850
WYNN RESORTS LTD               COM              983134107     2653         23055 SH       Sole                                 23055
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